Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb. 28, 2011
Powershares Dynamic Developed International Opportunities Portfolio (Prospectus Summary): | Powershares Dynamic Developed International Opportunities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PowerShares Dynamic Developed International Opportunities Portfolio
Supplement Text	ck0001378872_SupplementTextBlock

POWERSHARES EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED DECEMBER 30, 2011 TO THE PROSPECTUS
DATED FEBRAURY 28, 2011 OF:

PowerShares DWA Developed Markets Technical Leaders Portfolio
PowerShares DWA Emerging Markets Technical Leaders Portfolio
PowerShares Dynamic Developed International Opportunities Portfolio
PowerShares Emerging Markets Infrastructure Portfolio
PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
PowerShares FTSE RAFI Emerging Markets Portfolio
PowerShares Global Agriculture Portfolio
PowerShares Global Clean Energy Portfolio
PowerShares Global Coal Portfolio
PowerShares Global Gold and Precious Metals Portfolio
PowerShares Global Nuclear Energy Portfolio
PowerShares Global Steel Portfolio
PowerShares Global Water Portfolio
PowerShares Global Wind Energy Portfolio
PowerShares MENA Frontier Countries Portfolio

Important Notice Regarding Change in the Name, Investment Objective, Underlying Index and Underlying Index Construction for the PowerShares Dynamic Developed International Opportunities Portfolio (the "Fund")

Effective March 1, 2012, the name of the PowerShares Dynamic Developed International Opportunities Portfolio will be changed to the PowerShares S&P International Developed High Quality Portfolio.

Also effective March 1, 2012, the S&P International Developed High Quality Ranking Index will replace the QSG Developed International Opportunities Index as the underlying index for the Fund and S&P Financial Services LLC will replace Quantitative Services Group, LLC as the index provider for the Fund.

As of that date, the Fund will seek investment results that generally correspond (before fees and expenses) to the price and yield of the S&P International Developed High Quality Ranking Index.

P-PS-INTERNATIONAL-PRO-STK-9 12/30/11

Please Retain This Supplement For Future Reference.

Powershares Dynamic Developed International Opportunities Portfolio | Powershares Dynamic Developed International Opportunities Portfolio
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PFA